Operations (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets identified	R$ 57,384,156	R$ 55,819,074
Cash and cash equivalents	4,161,939	5,634,623
Other receivables	3,507,960	2,819,255
Property, plant and equipment	8,516,697	10,825,421
Suppliers	142,380	131,143
Contingent liabilities	R$ 2,807,918	R$ 3,073,462